Net Assets - DRIP Shares (Details) - USD ($) $ in Thousands												3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 25, 2023	Apr. 25, 2023	Jan. 25, 2023	Oct. 19, 2022	Jul. 27, 2022	Apr. 27, 2022	Jan. 25, 2022	Oct. 27, 2021	Jul. 22, 2021	Apr. 22, 2021	Jan. 27, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
DRIP Shares Issued (in shares)	554,001	482,721	445,235	408,126	372,338	332,212	358,891	242,789	178,345	110,191	121,484			1,481,957	1,063,441	1,471,567	652,809
DRIP Shares Value	$ 11,274	$ 9,698	$ 8,891	$ 8,204	$ 7,614	$ 6,964	$ 7,540	$ 5,101	$ 3,733	$ 2,276	$ 2,462	$ 11,274	$ 7,614	$ 29,863	$ 22,118	$ 30,322	$ 13,572	$ 1,023